Goodwill and Intangible Assets - Schedules for Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 529	$ 537	$ 341
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2022	514
2023	485
2024	457
2025	427
2026	420
After 2026	$ 2,332